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                                                           PROSPECTUS SUPPLEMENT

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MORGAN STANLEY INSTITUTIONAL FUND, INC.
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Supplement dated February 14, 2002           The Prospectus is hereby amended and supplemented to reflect changes
to Prospectus dated May 1, 2001 of:          in the management of the Emerging Markets Debt Portfolio of Morgan
                                             Stanley Institutional Fund, Inc. Morgan Stanley Investment
EMERGING MARKETS PORTFOLIO                   Management's Emerging Markets Debt Team now manages the Emerging
                                             Markets Debt Portfolio.
EMERGING MARKETS DEBT PORTFOLIO
                                             Accordingly, the third paragraph of the section of the Prospectus
LATIN AMERICAN PORTFOLIO                     titled "PORTFOLIO MANAGERS" is hereby replaced by the following:

                                             EMERGING MARKETS DEBT PORTFOLIO
                                             The Portfolio's assets are managed by the Emerging Markets Debt Team.
                                             Current members of the team include Stephen F. Esser, Managing
                                             Director, Abigail L. McKenna, Executive Director, and Eric
                                             Baurmeister, Vice President.
















                                             Please retain this supplement for future reference.
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